Related party balances and transactions - Ownership Interest (Details)	Dec. 31, 2024
Riches Credit Insurance Brokerage Limited | Rui Wu (Company's director)
Related party balances and transactions
Equity method investment, ownership percentage	67.50%
Prime Ocean Holdings Limited | Kwok Kai Kai Clara
Related party balances and transactions
Equity method investment, ownership percentage	25.80%